Goodwill (Tables)	12 Months Ended
Jun. 30, 2016
GOODWILL [Abstract]
Schedule of changes in carrying amount of goodwill
Balance
RMB
Balance as of June 30, 2015	62,548
Acquisition of Shanghai Ruipin (Note 16)	2,369
Balance as of June 30, 2016	64,827